UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08529

Monteagle Funds

(Exact name of registrant as specified in charter)

209 Tenth Avenue South, Suite 332	Nashville, Tennessee 37203
(Address of principal executive offices)	(Zip code)

Matrix Capital Group, Inc.
630 Fitzwatertown Road
Building A, 2nd Floor
Willow Grove, PA    19090-1904

(Name and address of agent for service)

Registrant's telephone number, including area code:  888.263.5593

Date of fiscal year end:  08/31/2011

Date of reporting period: 11/30/2010

Item 1.	Schedule of Investments (Unaudited)

The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

MONTEAGLE FIXED INCOME FUND
SCHEDULE OF INVESTMENTS
November 30, 2010 (Unaudited)

PAR VALUE	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 33.36%	FAIR VALUE

	U.S. Treasury Notes - 17.67%
$500,000	2.625%, due 08/15/2019	$494,453
1,500,000	3.50%, due 05/15/2020	1,601,484
750,000	3.625%, due 08/15/2019	814,043
2,000,000	3.625%, due 02/15/2020	2,161,406
750,000	3.75%, due 11/15/2018	827,579
		5,898,965
	Federal Farm Credit Bank - 3.36%
750,000	4.875%, due 12/16/2015	863,403
250,000	5.375%, due 07/18/2011	257,967
		1,121,370
	Federal Home Loan Bank - 5.00%
500,000	5.05%, due 01/03/2018	544,930
250,000	5.125%, due 08/14/2013	279,320
500,000	5.25%, due 06/18/2014	575,096
250,000	5.75%, due 05/15/2012	269,049
		1,668,395
	Federal Home Loan Mortgage Corporation - 3.20%
1,000,000	3.75%, due 03/27/2019	1,070,468

	Federal National Mortgage Association - 4.13%
500,000	5.00%, due 03/02/2015	572,532
250,000	5.00%, due 08/02/2012	268,608
500,000	5.00%, due 08/02/2012	536,520
		1,377,660
	Total U.S. Government and Agency Obligations (Cost $10,411,869)	11,136,858

PAR VALUE	CORPORATE BONDS - 44.77%	FAIR VALUE

	Aerospace & Defense - 3.67%
$575,000	General Dynamics Corp., 5.25%, due 02/01/2014	$645,151
500,000	United Technologies Corp., 5.375%, due 12/15/2017	578,804
		1,223,955
	Banks - 10.21%
500,000	Bank of America Corp., 4.875%, due 01/15/2013	525,321
500,000	Goldman Sachs Group, Inc., 5.95%, due 01/18/2018	543,370
500,000	JPMorgan Chase & Co., 6.00%, due 01/15/2018	564,484
200,000	Morgan Stanley, 6.60%, due 04/01/2012	214,033
500,000	PNC Funding Corp., 4.375%, 08/11/2020	509,996
250,000	State Street Corp., 4.30%, due 05/30/2014 (b)	272,087
500,000	SunTrust Bank, 6.375%, due 04/01/2011	508,954
250,000	Wells Fargo & Co., 5.25%, due 10/23/2012	268,917
		3,407,162

MONTEAGLE FIXED INCOME FUND
SCHEDULE OF INVESTMENTS
November 30, 2010 (Unaudited)

PAR VALUE	CORPORATE BONDS - 44.77% (continued)	FAIR VALUE

	Beverages - 4.04%
$300,000	Anheuser-Busch Cos., Inc., 6.00%, due 04/15/2011 (b)	$305,580
500,000	Bottling Group, LLC, 4.625%, due 11/15/2012	535,344
500,000	Coca-Cola Co., 5.75%, due 03/15/2011	507,713
		1,348,637

	Biotechnology - 1.65%
250,000	Amgen, Inc., 4.50%, due 03/15/2020	270,379
250,000	Amgen, Inc., 4.85%, due 11/18/2014	281,087
		551,466
	Chemicals - 0.78%
250,000	Sherwin-Williams, Co., 3.125%, due 12/15/2014	261,972

	Computers - 1.20%
350,000	Hewlett-Packard Co., 6.125%, due 03/01/2014	400,108

	Diversified Financial Services - 1.69%
500,000	CME Group, Inc., 5.75%, due 02/15/2014	563,648

	Electric - 3.22%
500,000	Florida Power Corp., 4.55%, due 04/01/2020 (b)	542,696
500,000	Georgia Power Co., 4.25%, due 12/01/2019	531,898
		1,074,594
	Electrical Components - 0.87%
250,000	Emerson Electric Co., 5.125%, due 12/01/2016 (b)	289,086

	Food - 2.09%
250,000	Campbell Soup Co., 6.75%, due 02/15/2011	253,403
400,000	McCormick & Co., Inc., 5.25%, due 09/01/2013 (b)	445,210
		698,613
	Healthcare - Products - 2.09%
600,000	Johnson & Johnson, 5.15%, due 07/15/2018	696,894

	Healthcare - Services - 0.05%
15,000	UnitedHealth Group, Inc., 5.00%, due 08/15/2014	16,505

	Household Products - 0.83%
250,000	Kimberly-Clark Corp., 5.00%, due 08/15/2013	275,730

	Mining - 1.21%
380,000	Alcoa, Inc., 5.375%, due 01/15/2013	404,644

	Miscellaneous Manufacturing - 1.64%
500,000	General Electric Co., 5.25%, due 12/06/2017	547,956

	Office & Business Equipment - 0.80%
250,000	Pitney Bowes, Inc., 5.75%, due 09/15/2017	266,897

	Oil & Gas - 3.15%
250,000	BP Capital Markets, PLC, 4.75%, due 03/10/2019	262,839
250,000	ConocoPhillips Australia Funding Co., 5.50%, due 04/15/2013	275,377
500,000	Shell International Finance, 5.625%, due 06/27/2011	514,448
		1,052,664

MONTEAGLE FIXED INCOME FUND
SCHEDULE OF INVESTMENTS
November 30, 2010 (Unaudited)

PAR VALUE	CORPORATE BONDS - 44.77% (continued)	FAIR VALUE

	Pharmaceuticals - 2.57%
$250,000	Abbott Laboratories, 5.15%, due 11/30/2012	$271,730
500,000	GlaxoSmithKline Capital, Inc., 5.65%, due 05/15/2018	588,099
		859,829

	Retail - 0.81%
250,000	Lowe's Cos., Inc., 5.60%, due 09/15/2012	270,125

	Software - 1.51%
500,000	Oracle Corp., 5.00%, due 01/15/2011	502,762

	Telecommunications - 0.69%
200,000	AT&T, Inc., SBC Comm, 5.625%, due 06/15/2016 (b)	230,012

	Total Corporate Bonds (Cost $13,851,213)	14,943,259

PAR VALUE	MORTGAGE-BACKED SECURITIES - 17.19%	FAIR VALUE

	Federal Home Loan Mortgage Corporation - 6.22%
$142,528	Series 15L, 7.00%, due 07/25/2023	$150,711
78,523	Series 2743 CA, 5.00%, due 02/15/2034	78,706
249,251	Series 2840 VC, 5.00%, due 08/15/2015	266,733
629,686	Series 2841 BY, 5.00%, due 08/15/2019	691,881
53,064	Series 3058 WV, 5.50%, due 10/15/2035	54,473
750,000	Series 3290 PD, 5.50%, due 3/15/2035	831,731
		2,074,235
	Federal National Mortgage Association - 8.51%
1,100,000	Pool 386008, 4.52%, due 04/01/2013	1,137,108
254,927	Pool 545759, 6.50%, due 07/01/2032	288,136
126,016	Pool 725421, 7.00%, due 09/01/2017	138,521
105,340	Pool 754289, 6.00%, due 11/01/2033	116,186
360,878	Pool 882684, 6.00%, due 06/01/2036	397,583
300,000	Series 2003-54-PG, 5.50%, due 09/25/2032	334,327
385,036	Series 2007-40-PT, 5.50%, due 05/25/2037	429,580
		2,841,441
	Government National Mortgage Association - 2.46%
149,787	Pool 476998, 6.50%, due 07/15/2029	172,138
196,896	Pool 648337, 5.00%, due 10/15/2020	211,483
235,775	Pool 676516, 6.00%, due 02/15/2038	260,172
178,272	Series 2003-81 PB, 6.00%, due 03/20/2029	178,519
		822,312
	Total Mortgage-Backed Securities (Cost $5,379,476)	5,737,988

PAR VALUE	MUNICIPAL OBLIGATIONS - 0.48%	FAIR VALUE

$160,000	Atlanta & Fulton County Recreation Authority Revenue, 6.625%, due 12/01/2011 (Cost $160,076)	$160,170

SHARES	MONEY MARKET FUNDS - 3.31%	FAIR VALUE

1,104,973	Fidelity Institutional Money Market Fund Class I, 0.26% (a) (Cost $1,104,973)	$1,104,973

MONTEAGLE FIXED INCOME FUND
SCHEDULE OF INVESTMENTS
November 30, 2010 (Unaudited)	FAIR VALUE

Total Investments at Fair Value - 99.11% (Cost $30,907,607)	$33,083,248

Other Assets in Excess of Liabilities, Net - 0.89%	296,221

Net Assets - 100.00%	$33,379,469

(a) Rate shown represents the rate at November 30, 2010, is subject to change and resets daily.
(b) This security is categorized as a level 2 security; for additional information and description of the levels, refer to the table included in Note 2 in the accompanying notes to the schedules of investments.

The accompanying notes are an integral part of the financial statements.

MONTEAGLE INFORMED INVESTOR GROWTH FUND
SCHEDULE OF INVESTMENTS
November 30, 2010 (Unaudited)

SHARES	COMMON STOCKS - 71.60%	FAIR VALUE

	Auto Parts & Equipment - 3.96%
6,200	Autoliv, Inc.	$455,204
9,900	TRW Automotive Holdings Corp. (a)	470,151
		925,355
	Chemicals - 6.90%
4,400	Eastman Chemical Co.	342,364
6,700	Lubrizol Corp.	700,552
9,000	Sigma-Aldrich Corp.	568,980
		1,611,896
	Computers - 11.76%
3,200	Apple, Inc. (a)	995,680
29,400	Fortinet, Inc. (a)	936,978
16,000	NetApp, Inc. (a)	814,880
		2,747,538
	Distribution & Wholesale - 0.78%
2,700	Fossil, Inc. (a)	182,655

	Internet - 10.63%
3,300	F5 Networks, Inc. (a)	435,204
4,400	NetFlix, Inc. (a)	905,960
2,900	Priceline.com, Inc. (a)	1,142,745
		2,483,909
	Machinery - Diversified - 6.30%
4,600	Cummins, Inc.	446,752
13,700	Deere & Co.	1,023,390
		1,470,142
	Mining - 11.36%
33,400	Pan American Silver Corp.	1,250,830
38,000	Silver Wheaton Corp. (a)	1,401,820
		2,652,650
	Retail - 3.32%
3,000	Chipotle Mexican Grill, Inc. (a)	775,470

	Software - 12.47%
15,000	Check Point Software Technologies, Ltd. (a)	643,050
10,900	Informatica Corp. (a)	449,952
26,700	Oracle Corp.	721,968
14,900	Solera Holdings, Inc.	715,200
4,700	VMWare, Inc. - Class A (a)	383,144
		2,913,314
	Telecommunications - 4.12%
45,400	Aruba Networks, Inc. (a)	962,480

	Total Common Stocks (Cost $14,144,402)	16,725,409

MONTEAGLE INFORMED INVESTOR GROWTH FUND
SCHEDULE OF INVESTMENTS
November 30, 2010 (Unaudited)

SHARES	EXCHANGE-TRADED FUNDS - 8.92%	FAIR VALUE

9,300	ProShares Ultra QQQ (a)	690,525
19,000	ProShares Ultra Russell 2000	696,730
16,500	ProShares Ultra S&P 500	696,630
	Total Exchange-Traded Funds (Cost $2,124,678)	2,083,885

SHARES	MONEY MARKET FUND - 28.62%	FAIR VALUE

6,685,580	Fidelity Institutional Money Market Fund Class I, 0.26% (b) (Cost $6,685,580)	$6,685,580

	Total Investments at Fair Value - 109.14% (Cost $22,954,660)	$25,494,874

	Liabilities in Excess of Other Assets, Net - (9.14)%	(2,135,744)

	Net Assets - 100.00%	$23,359,130

(a) Non-income producing security.
(b) Rate shown represents the rate at November 30, 2010, is subject to change and resets daily.

The accompanying notes are an integral part of the financial statements.

MONTEAGLE QUALITY GROWTH FUND
SCHEDULE OF INVESTMENTS
November 30, 2010 (Unaudited)

SHARES	COMMON STOCKS - 98.84%	FAIR VALUE

	Advertising - 1.18%
5,950	Omnicom Group, Inc.	$270,368

	Aerospace & Defense - 1.57%
4,765	United Technologies Corp.	358,662

	Apparel - 2.75%
7,320	NIKE, Inc. - Class B	630,472

	Banks - 2.16%
7,705	JPMorgan Chase & Co.	288,013
27,455	KeyCorp	206,736
		494,749
	Beverages - 1.76%
6,395	Coca-Cola Co.	403,972

	Chemicals - 3.64%
6,675	Air Products & Chemicals, Inc.	575,518
2,135	CF Industries Holdings, Inc.	257,844
		833,362
	Coal - 2.02%
7,880	Peabody Energy Corp.	463,423

	Computers - 11.80%
3,890	Apple, Inc. (a)	1,210,373
8,290	Cognizant Technology Solutions Corp. - Class A (a)	538,684
7,750	Hewlett-Packard Co.	324,958
4,460	International Business Machines Corp.	630,912
		2,704,927
	Distribution &Wholesale - 1.66%
3,050	W.W. Grainger, Inc.	381,036

	Diversified Financial Services - 6.52%
8,220	American Express Co.	355,268
18,605	Discover Financial Services	340,099
6,360	Jefferies Group, Inc.	153,594
9,450	Lazard Ltd. - Class A	338,404
5,255	T Rowe Price Group, Inc.	306,524
		1,493,889

	Electrical Components & Equipment - 0.75%
3,125	Emerson Electric Co.	172,094

	Electronics - 1.94%
8,880	Amphenol Corp. - Class A	444,266

MONTEAGLE QUALITY GROWTH FUND
SCHEDULE OF INVESTMENTS
November 30, 2010 (Unaudited)

SHARES	COMMON STOCKS - 98.84% (continued)	FAIR VALUE

	Food - 2.33%
6,645	McCormick & Co., Inc.	$292,446
5,115	Whole Foods Market, Inc.	241,530
		533,976
	Gas - 1.26%
4,570	National Fuel Gas Co.	289,555

	Healthcare - Products - 1.52%
4,114	CR Bard, Inc.	349,073

	Internet - 3.64%
1,240	Amazon.com, Inc. (a)	217,496
1,110	Google, Inc - Class A (a)	616,838
		834,334
	Lodging - 2.20%
12,870	Marriott International, Inc.	504,633

	Machinery - Diversified - 5.54%
3,805	Cummins, Inc.	369,542
4,910	Deere & Co.	366,777
7,365	Roper Industries, Inc.	533,300
		1,269,619
	Media - 2.17%
13,645	Walt Disney Co.	498,179

	Metal Fabricate & Hardware - 1.35%
2,235	Precision Castparts Corp.	308,586

	Mining - 3.10%
7,000	Freeport-McMoRan Copper & Gold, Inc.	709,240

	Miscellaneous Manufacturing - 3.46%
2,615	3M Co.	219,608
13,259	Danaher Corp.	573,452
		793,060
	Oil & Gas - 6.79%
7,555	Apache Corp.	813,220
10,680	Exxon Mobil Corp.	742,901
		1,556,121
	Oil & Gas Services - 2.65%
12,625	Cameron International Corp. (a)	607,389

	Packaging & Containers - 1.02%
3,550	Ball Corp.	233,874

	Pharmaceuticals - 3.56%
5,056	Abbott Laboratories	235,155
11,155	Express Scripts, Inc. (a)	581,064
		816,219

MONTEAGLE QUALITY GROWTH FUND
SCHEDULE OF INVESTMENTS
November 30, 2010 (Unaudited)

SHARES	COMMON STOCKS - 98.84% (continued)	FAIR VALUE

	Retail - 4.81%
9,780	Home Depot, Inc.	$295,454
5,470	McDonald's Corp.	428,301
4,500	Wal-Mart Stores, Inc.	243,405
4,515	World Fuel Services Corp.	135,901
		1,103,061

	Semiconductors - 4.26%
2,310	Broadcom Corp. - Class A	102,772
14,005	Intel Corp. (a)	295,786
17,180	Microchip Technology, Inc.	577,420
		975,978
	Software - 3.72%
18,435	Microsoft Corp.	464,746
14,290	Oracle Corp.	386,402
		851,148
	Telecommunications - 6.54%
11,295	American Tower Corp. - Class A (a)	571,188
13,980	Cisco Systems, Inc. (a)	267,857
4,830	NII Holdings, Inc. (a)	187,211
10,120	QUALCOMM, Inc.	473,009
		1,499,265
	Transportation -1.17%
3,815	United Parcel Service, Inc.	267,546

	Total Common Stocks (Cost $18,687,068)	22,652,076

SHARES	MONEY MARKET FUND - 1.07%	FAIR VALUE

245,349	Fidelity Institutional Money Market Fund Class I, 0.26% (b) (Cost $245,349)	$245,349

	Total Investments at Fair Value - 99.91% (Cost $18,932,417)	$22,897,425

	Other Assets in Excess of Liabilities, Net - 0.09%	20,230

	Net Assets - 100.00%	$22,917,655

(a) Non-income producing security.
(b) Rate shown represents the rate at November 30, 2010, is subject to change and resets daily.

The accompanying notes are an integral part of the financial statements.

MONTEAGLE SELECT VALUE FUND
SCHEDULE OF INVESTMENTS
November 30, 2010 (Unaudited)

SHARES	COMMON STOCKS - 97.05%	FAIR VALUE

	Aerospace & Defense - 2.75%
2,401	L-3 Communications Holdings, Inc.	$168,862
1,300	Lockheed Martin Corp.	88,452
		257,314
	Auto Manufacturers - 3.43%
5,957	PACCAR, Inc.	320,844

	Banks - 6.53%
7,400	Bank of America Corp.	81,030
3,900	Bank of New York Mellon Corp.	105,261
5,900	Morgan Stanley	144,314
1,900	Northern Trust Corp.	95,570
4,286	State Street Corp.	185,155
		611,330
	Biotechnology - 3.22%
1,800	Genzyme Corp. (a)	128,196
4,747	Gilead Sciences, Inc. (a)	173,266
		301,462
	Chemicals - 3.87%
3,500	Ashland, Inc.	178,080
5,900	Dow Chemical Co.	183,962
		362,042
	Commercial Services - 4.57%
12,630	H&R Block, Inc.	159,012
9,899	RR Donnelley & Sons Co.	156,008
7,500	Total System Services, Inc.	113,175
		428,195
	Computers - 4.03%
3,815	Computer Sciences Corp.	170,264
6,190	Western Digital Corp. (a)	207,365
		377,629
	Diversified Financial Services - 2.48%
436	CME Group, Inc.	125,594
3,900	NYSE Euronext	106,548
		232,142
	Electric - 0.94%
2,500	FirstEnergy Corp.	87,775

	Hand & Machine Tools - 1.47%
2,600	Snap-On, Inc.	137,618

	Healthcare - Products - 0.96%
1,800	Stryker Corp.	90,162

	Healthcare - Services - 6.17%
8,167	UnitedHealth Group, Inc.	298,259
5,016	WellPoint, Inc. (a)	279,592
		577,851

MONTEAGLE SELECT VALUE FUND
SCHEDULE OF INVESTMENTS
November 30, 2010 (Unaudited)

SHARES	COMMON STOCKS - 97.05% (continued)	FAIR VALUE

	Housewares - 1.56%
8,700	Newell Rubbermaid, Inc.	$145,899

	Insurance - 1.73%
7,266	Hartford Financial Services Group, Inc.	161,741

	Iron & Steel - 3.25%
4,197	Nucor Corp.	158,395
3,000	United States Steel Corp.	145,830
		304,225
	Media - 1.84%
458	Washington Post Co.	172,675

	Mining - 3.53%
9,400	Alcoa, Inc.	123,328
12,000	Titanium Metals Corp. (a)	207,240
		330,568
	Miscellaneous Manufacturing - 1.23%
7,300	General Electric Co.	115,559

	Oil & Gas - 12.10%
4,900	Chesapeake Energy Corp.	103,488
2,200	ConocoPhillips	132,374
6,000	Denbury Resources, Inc. (a)	109,080
1,600	Devon Energy Corp.	112,912
2,683	Diamond Offshore Drilling, Inc.	173,751
1,900	Hess Corp.	133,095
3,100	Noble Corp.	105,152
5,200	Rowan Cos., Inc. (a)	156,780
6,500	Tesoro Corp.	106,080
		1,132,712
	Oil & Gas Services - 6.42%
2,500	Baker Hughes, Inc.	130,400
3,500	Halliburton Co.	132,440
4,377	Schlumberger Ltd.	338,517
		601,357
	Packaging & Containers - 1.24%
3,700	Bemis Co., Inc.	116,254

	Pharmaceuticals - 2.35%
13,500	Pfizer, Inc.	219,915

	Retail - 11.37%
5,607	CVS Caremark Corp.	173,817
8,423	GameStop Corp. - Class A (a)	167,786
6,870	JC Penney Co., Inc.	228,565
2,000	Kohl's Corp. (a)	112,840
6,000	Starbucks Corp.	183,600
5,692	Walgreen Co.	198,366
		1,064,974

MONTEAGLE SELECT VALUE FUND
SCHEDULE OF INVESTMENTS
November 30, 2010 (Unaudited)

SHARES	MONEY MARKET FUND - 2.79%	FAIR VALUE

	Semiconductors - 6.07%
22,477	Applied Materials, Inc.	$279,389
5,300	Intel Corp. (a)	111,936
4,000	MEMC Electronic Materials, Inc. (a)	46,280
4,100	Texas Instruments, Inc.	130,380
		567,985
	Telecommunications - 2.59%
4,000	AT&T, Inc.	111,160
2,800	QUALCOMM, Inc.	130,872
		242,032
	Transportation - 1.35%
2,100	Norfolk Southern Corp.	126,357

	Total Common Stocks (Cost $8,272,052)	9,086,617

261,469	Fidelity Institutional Money Market Fund Class I, 0.26% (b) (Cost $261,469)	$261,469

	Total Investments at Fair Value - 99.84% (Cost $8,533,521)	$9,348,086

	Other Assets in Excess of Liabilities, Net - 0.16%	15,108

	Net Assets - 100.00%	$9,363,194

(a) Non-income producing security.
(b) Rate shown represents the rate at November 30, 2010, is subject to change and resets daily.

The accompanying notes are an integral part of the financial statements.

MONTEAGLE VALUE FUND
SCHEDULE OF INVESTMENTS
November 30, 2010 (Unaudited)

SHARES	COMMON STOCKS - 98.97%	FAIR VALUE

	Aerospace & Defense - 7.15%
8,000	Goodrich Corp.	$686,160
5,600	Triumph Group, Inc.	471,128
		1,157,288
	Chemicals - 9.09%
10,000	Eastman Chemical Co.	778,100
14,750	E.I. du Pont de Nemours & Co.	693,102
		1,471,202
	Commercial Services - 1.52%
16,000	SAIC, Inc. (a)	245,120

	Diversified Financial Services - 1.81%
9,000	Legg Mason, Inc.	293,580

	Electric - 4.09%
25,550	Duke Energy Corp.	448,403
11,000	NRG Energy, Inc. (a)	213,180
		661,583
	Engineering & Construction - 1.59%
8,000	Shaw Group, Inc. (a)	256,400

	Insurance - 3.43%
9,000	Aspen Insurance Holdings Ltd.	260,100
15,000	Montpelier Re Holdings Ltd.	295,200
		555,300
	Mining - 12.58%
22,000	Alcoa, Inc.	288,640
14,000	Barrick Gold Corp.	723,100
14,000	Newmont Mining Corp.	823,620
5,000	Vulcan Materials Co.	200,600
		2,035,960
	Miscellaneous Manufacturing - 5.20%
57,000	Eastman Kodak Co. (a)	268,470
25,000	Trinity Industries, Inc.	572,500
		840,970
	Oil & Gas - 6.42%
16,000	Marathon Oil Corp.	535,520
7,494	Transocean Ltd. (a)	502,323
		1,037,843
	Oil & Gas Services - 4.68%
20,000	Halliburton Co.	756,800

	Packaging & Containers - 1.90%
9,400	Sonoco Products Co.	307,944

	Pharmaceuticals - 8.02%
10,000	Bristol-Myers Squibb Co.	252,400
16,147	Merck & Co., Inc.	556,587
30,000	Pfizer, Inc.	488,700
		1,297,687

MONTEAGLE VALUE FUND
SCHEDULE OF INVESTMENTS
November 30, 2010 (Unaudited)

SHARES	COMMON STOCKS - 98.97% (continued)	FAIR VALUE

	Retail - 8.28%
34,000	Gap, Inc.	$726,240
5,000	Sears Holdings Corp. (a)	327,500
60,000	Wendy's/Arby's Group, Inc. - Class A	286,200
		1,339,940
	Semiconductors - 5.46%
45,000	Amkor Technology, Inc. (a)	313,200
17,000	Applied Materials, Inc.	211,310
17,000	Intel Corp. (a)	359,040
		883,550
	Telecommunications - 9.74%
90,000	Adaptec, Inc. (a)	266,400
20,000	AT&T, Inc.	555,800
226	Fairpoint Communications, Inc. (a)	5
2,880	Frontier Communications Corp.	26,208
9,700	Rogers Communications, Inc. - Class B	343,574
12,000	Verizon Communications, Inc.	384,120
		1,576,107
	Transportation - 8.01%
10,000	CSX Corp.	608,100
14,000	Tidewater, Inc.	687,260
		1,295,360

	Total Common Stocks (Cost $12,192,959)	16,012,634

SHARES	MONEY MARKET FUND - 0.87%	FAIR VALUE

140,740	Fidelity Institutional Money Market Fund Class I, 0.26% (b) (Cost $140,740)	$140,740

	Total Investments at Fair Value - 99.84% (Cost $12,333,699)	$16,153,374

	Other Assets in Excess of Liabilities, Net - 0.16%	25,824

	Net Assets - 100.00%	$16,179,198

(a) Non-income producing security.
(b) Rate shown represents the rate at November 30, 2010, is subject to change and resets daily.

The accompanying notes are an integral part of the financial statements.

MONTEAGLE FUNDS
NOTES TO SCHEDULES OF INVESTMENTS — November 30, 2010 (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Funds’ significant accounting policies.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities Valuation — Equity securities, including common stocks and exchange-traded funds, held by the Funds for which market quotations are readily available are valued using the last reported sales price or the official closing price provided by independent pricing services as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) on each Fund’s business day.  If no sales are reported, the average of the last bid and ask price is used.  If no average price is available, the last bid price is used.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy described below.  When an equity security is valued by the independent pricing service using factors other than market quotations or the market is considered inactive, they will be categorized in level 2.

Fixed income securities such as corporate bonds, municipal bonds, and U.S. government and agency obligations, when valued using market quotations in an active market, are categorized as level 1 securities.  However, fair value may be determined using an independent pricing service that considers market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and other reference data. These securities would be categorized as level 2 securities. The fair value of mortgage-backed securities is estimated by an independent pricing service which uses models that consider  interest rate movements, new issue information and other security pertinent data. Evaluations of tranches (non-volatile, volatile, or credit sensitive) are based on interpretations of accepted Wall Street modeling and pricing conventions. Mortgage-backed securities are categorized in level 2 of the fair value hierarchy described below to the extent the inputs are observable and timely. In the absence of readily available market quotations, or other observable inputs, securities are valued at fair value pursuant to procedures adopted by the Board of Trustees and would be categorized as level 3.

Money market funds are valued at their net asset value of $1.00 per share and are categorized as level 1.  Securities with maturities of 60 days or less may be valued at amortized cost, which approximates fair value and would be categorized as level 2. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, ASC 820 (formerly FASB Statement No. 157), the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value.  The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price).  Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).  The three levels of the fair value hierarchy under ASC 820 are described below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

MONTEAGLE FUNDS
NOTES TO SCHEDULES OF INVESTMENTS — November 30, 2010 (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES (continued)

The following is a summary of the inputs used to value the Funds’ investments at fair value as of November 30, 2010:

Fixed Income Fund
Security Classification(a)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
U.S. Government and Agency Obligations	$—	$11,136,858	$11,136,858
Corporate Bonds	12,858,588	2,084,671	14,943,259
Mortgage-Backed Securities	—	5,737,988	5,737,988
Municipal Obligations	—	160,170	160,170
Money Market Funds	1,104,973	—	1,104,973
Totals	$13,963,561	$19,119,687	$33,083,248

Informed Investor Growth Fund
Security Classification(a)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
Common Stocks(b)	$16,725,409	$—	$16,725,409
Exchange-Traded Funds	2,083,885	—	2,083,885
Money Market Funds	6,685,580	—	6,685,580
Totals	$25,494,874	$—	$25,494,874

Quality Growth Fund
Security Classification(a)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
Common Stocks(b)	$22,652,076	$—	$22,652,076
Money Market Funds	245,349	—	245,349
Totals	$22,897,425	$—	$22,897,425

Select Value Fund
Security Classification(a)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
Common Stocks(b)	$9,086,617	$—	$9,086,617
Money Market Funds	261,469	—	261,469
Totals	$9,348,086	$—	$9,348,086

MONTEAGLE FUNDS
NOTES TO SCHEDULES OF INVESTMENTS — November 30, 2010 (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES (continued)

Value Fund
Security Classification(a)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
Common Stocks(b)	$16,012,634	$—	$16,012,634
Money Market Funds	140,740	—	140,740
Totals	$16,153,374	$—	$16,153,374

(a)
As of and during the six month period ended November 30, 2010, the Funds held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(b)	All common stocks held in the Funds are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedules of Investments.

2. TAX MATTERS

The following information is based upon the federal income tax cost of the investment securities as of November 30, 2010:

		Gross	Gross	Net
		Unrealized	Unrealized	Unrealized
Fund	Cost	Appreciation	Depreciation	Appreciation
Fixed Income Fund	$30,907,607	$2,186,762	$(11,121)	$2,175,641
Informed Investor Growth Fund	22,954,660	2,630,506	(90,292)	2,540,214
Quality Growth Fund	18,944,971	4,259,989	(307,535)	3,952,454
Select Value Fund	8,538,875	1,393,631	(584,420)	809,211
Value Fund	12,333,699	4,787,137	(967,462)	3,819,675

MONTEAGLE FUNDS
NOTES TO SCHEDULES OF INVESTMENTS — November 30, 2010 (Unaudited)

2. TAX MATTERS (continued)

The difference between the federal income tax cost of portfolio investments and the financial statement cost for Quality Growth Fund and Select Value Fund is due to certain timing differences in the recognition of capital losses under income tax regulations and accounting principles generally accepted in the United States of America. These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales.

3. SECTOR RISK

When the Funds emphasize one or more economic sectors, it may be more susceptible to the financial, market, or economic events affecting the particular issuers and industries in which they invest than funds that do not emphasize particular sectors. The more a fund diversifies, the more it spreads risk and potentially reduces the risks of loss and volatility.

Item 2.	Controls and Procedures.

(a)
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) were effective, as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes to the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a)	A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b)	A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Monteagle Funds

By:	/s/ Paul B. Ordonio
Name:	Paul B. Ordonio
Title:	President
Date:	January 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Paul B. Ordonio
Name:	Paul B. Ordonio
Title:	President
Date:	January 28, 2011

By:	/s/ Larry E. Beaver, Jr.
Name:	Larry E. Beaver, Jr.
Title:	Treasurer
Date:	January 28, 2011